American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2022

Value - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Aerospace and Defense — 2.0%
BAE Systems PLC	924,216	9,356,757
Raytheon Technologies Corp.	236,950	22,773,265
Thales SA	71,975	8,836,874
		40,966,896
Airlines — 0.7%
Southwest Airlines Co.(1)	411,090	14,848,571
Auto Components — 1.3%
BorgWarner, Inc.	598,542	19,973,347
Bridgestone Corp.	204,600	7,459,587
		27,432,934
Automobiles — 0.8%
General Motors Co.(1)	537,514	17,071,445
Banks — 11.3%
Bank of America Corp.	1,270,970	39,565,296
Comerica, Inc.	125,097	9,179,618
JPMorgan Chase & Co.	515,251	58,022,415
Prosperity Bancshares, Inc.	182,040	12,427,871
Truist Financial Corp.	467,045	22,151,944
U.S. Bancorp	1,231,227	56,661,067
Wells Fargo & Co.	981,548	38,447,235
		236,455,446
Capital Markets — 4.7%
Bank of New York Mellon Corp.	841,220	35,087,286
BlackRock, Inc.	22,870	13,928,745
Invesco Ltd.	1,009,846	16,288,816
Northern Trust Corp.	161,592	15,590,396
State Street Corp.	285,620	17,608,473
		98,503,716
Chemicals — 0.5%
Akzo Nobel NV	151,050	9,878,348
Communications Equipment — 3.5%
Cisco Systems, Inc.	1,369,134	58,379,874
F5, Inc.(1)	92,067	14,089,933
		72,469,807
Containers and Packaging — 0.6%
Sonoco Products Co.	211,189	12,046,221
Diversified Financial Services — 4.0%
Berkshire Hathaway, Inc., Class A(1)	129	52,754,550
Berkshire Hathaway, Inc., Class B(1)	113,485	30,983,675
		83,738,225
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	2,054,846	43,069,572
Verizon Communications, Inc.	985,002	49,988,852
		93,058,424
Electric Utilities — 1.5%
Edison International	258,270	16,332,995
Pinnacle West Capital Corp.	196,230	14,348,337
		30,681,332

Electrical Equipment — 2.6%
Emerson Electric Co.	206,303	16,409,341
Hubbell, Inc.	74,917	13,378,678
nVent Electric PLC	476,198	14,919,283
Signify NV	303,550	10,014,197
		54,721,499
Electronic Equipment, Instruments and Components — 0.3%
Anritsu Corp.	663,400	7,182,350
Energy Equipment and Services — 2.5%
Baker Hughes Co.	766,508	22,129,086
Halliburton Co.	259,570	8,140,115
Schlumberger NV	596,068	21,315,392
		51,584,593
Entertainment — 1.5%
Walt Disney Co.(1)	271,480	25,627,712
Warner Bros Discovery, Inc.(1)	455,611	6,114,300
		31,742,012
Equity Real Estate Investment Trusts (REITs) — 2.7%
Agree Realty Corp.	125,020	9,017,693
Equinix, Inc.	15,410	10,124,678
Healthpeak Properties, Inc.	618,220	16,018,080
Realty Income Corp.	161,080	10,995,321
Regency Centers Corp.	191,020	11,329,396
		57,485,168
Food and Staples Retailing — 1.3%
Koninklijke Ahold Delhaize NV	1,060,065	27,592,438
Food Products — 3.9%
Conagra Brands, Inc.	820,038	28,078,101
Danone SA	307,920	17,244,194
JDE Peet's NV	310,458	8,839,457
Mondelez International, Inc., Class A	291,651	18,108,611
Orkla ASA	1,080,240	8,653,473
		80,923,836
Gas Utilities — 0.6%
Atmos Energy Corp.	106,014	11,884,169
Health Care Equipment and Supplies — 4.6%
Medtronic PLC	617,010	55,376,647
Zimmer Biomet Holdings, Inc.	397,697	41,782,047
		97,158,694
Health Care Providers and Services — 4.8%
AmerisourceBergen Corp.	36,254	5,129,216
Cardinal Health, Inc.	705,175	36,859,497
CVS Health Corp.	277,920	25,752,067
McKesson Corp.	32,640	10,647,495
Quest Diagnostics, Inc.	62,780	8,348,484
Universal Health Services, Inc., Class B	146,780	14,782,214
		101,518,973
Hotels, Restaurants and Leisure — 0.7%
Sodexo SA	204,620	14,473,649
Household Products — 1.3%
Henkel AG & Co. KGaA	115,630	7,104,343
Kimberly-Clark Corp.	69,910	9,448,336
Procter & Gamble Co.	74,819	10,758,224
		27,310,903

Industrial Conglomerates — 3.2%
General Electric Co.	742,438	47,271,028
Siemens AG	199,990	20,558,271
		67,829,299
Insurance — 2.0%
Allstate Corp.	103,670	13,138,099
Chubb Ltd.	78,523	15,436,051
Reinsurance Group of America, Inc.	116,486	13,662,643
		42,236,793
Leisure Products — 0.5%
Mattel, Inc.(1)	444,890	9,934,394
Machinery — 1.0%
IMI PLC	819,236	11,750,046
Oshkosh Corp.	102,110	8,387,315
		20,137,361
Metals and Mining — 0.7%
BHP Group Ltd.	516,775	14,797,132
Multi-Utilities — 0.4%
Engie SA	711,620	8,239,821
Multiline Retail — 1.0%
Dollar Tree, Inc.(1)	137,810	21,477,689
Oil, Gas and Consumable Fuels — 7.1%
Chevron Corp.	204,014	29,537,147
ConocoPhillips	183,913	16,517,227
Devon Energy Corp.	228,120	12,571,693
EQT Corp.	236,841	8,147,330
Exxon Mobil Corp.	474,110	40,602,781
Shell PLC	745,055	19,403,303
TotalEnergies SE	405,814	21,360,818
		148,140,299
Paper and Forest Products — 0.8%
Mondi PLC	940,585	16,695,527
Personal Products — 1.3%
Unilever PLC	616,080	27,982,567
Pharmaceuticals — 8.6%
Bristol-Myers Squibb Co.	274,340	21,124,180
Johnson & Johnson	363,862	64,589,143
Merck & Co., Inc.	404,422	36,871,154
Pfizer, Inc.	663,623	34,793,754
Roche Holding AG	37,020	12,375,779
Teva Pharmaceutical Industries Ltd., ADR(1)	1,406,857	10,579,565
		180,333,575
Road and Rail — 1.1%
Heartland Express, Inc.	1,681,151	23,384,810
Semiconductors and Semiconductor Equipment — 2.6%
Intel Corp.	1,011,082	37,824,578
QUALCOMM, Inc.	136,584	17,447,240
		55,271,818
Software — 1.8%
Open Text Corp.	452,130	17,108,599
Oracle Corp. (New York)	284,069	19,847,901
		36,956,500
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	116,996	20,250,838

Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	235,835	7,730,671
Textiles, Apparel and Luxury Goods — 1.4%
Ralph Lauren Corp.	137,410	12,318,807
Tapestry, Inc.	546,052	16,665,507
		28,984,314
Trading Companies and Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	277,259	20,824,923
TOTAL COMMON STOCKS (Cost $1,613,512,125)		2,051,937,980
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	66,045	66,045
Repurchase Agreements — 2.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $6,505,420), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $6,353,121)		6,352,869
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 3/31/28, valued at $38,964,084), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $38,201,528)		38,200,000
		44,552,869
TOTAL SHORT-TERM INVESTMENTS (Cost $44,618,914)		44,618,914
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,658,131,039)		2,096,556,894
OTHER ASSETS AND LIABILITIES — (0.2)%		(3,279,193)
TOTAL NET ASSETS — 100.0%		$2,093,277,701

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,961,618	AUD	15,871,452	Bank of America N.A.	9/30/22	$(1,560)
USD	542,098	AUD	786,790	Bank of America N.A.	9/30/22	(1,376)
USD	8,743,660	CHF	8,366,983	Morgan Stanley	9/30/22	(76,130)
USD	509,974	CHF	484,499	Morgan Stanley	9/30/22	(746)
USD	137,996,717	EUR	130,508,159	JPMorgan Chase Bank N.A.	9/30/22	376,973
GBP	1,250,553	USD	1,536,755	Bank of America N.A.	9/30/22	(11,892)
USD	44,160,217	GBP	35,945,282	Bank of America N.A.	9/30/22	330,309
USD	1,288,814	GBP	1,048,220	Bank of America N.A.	9/30/22	10,666
USD	11,305,568	JPY	1,516,732,350	Bank of America N.A.	9/30/22	57,143
NOK	1,958,005	USD	199,402	UBS AG	9/30/22	(228)
USD	6,355,672	NOK	63,262,134	UBS AG	9/30/22	(79,543)
USD	232,329	NOK	2,278,797	UBS AG	9/30/22	523
						$604,139

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	22,773,265	18,193,631	—
Auto Components	19,973,347	7,459,587	—
Chemicals	—	9,878,348	—
Electrical Equipment	44,707,302	10,014,197	—
Electronic Equipment, Instruments and Components	—	7,182,350	—
Food and Staples Retailing	—	27,592,438	—
Food Products	46,186,712	34,737,124	—
Hotels, Restaurants and Leisure	—	14,473,649	—
Household Products	20,206,560	7,104,343	—
Industrial Conglomerates	47,271,028	20,558,271	—
Machinery	8,387,315	11,750,046	—
Metals and Mining	—	14,797,132	—
Multi-Utilities	—	8,239,821	—
Oil, Gas and Consumable Fuels	107,376,178	40,764,121	—
Paper and Forest Products	—	16,695,527	—
Personal Products	—	27,982,567	—
Pharmaceuticals	167,957,796	12,375,779	—
Other Industries	1,277,299,546	—	—
Short-Term Investments	66,045	44,552,869	—
	1,762,205,094	334,351,800	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	775,614	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	171,475	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.